Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 170,000,000.00
Previously Paid Amount	(0)
Total Fee Amount	23,477.00
Total Offset Amount	(0)
Net Fee	$ 23,477.00